Summary of Outstanding Borrowings and Borrowing Capacities (Parenthetical) (Detail) $ in Thousands	Mar. 31, 2022 USD ($)
Debt Disclosure [Abstract]
Bonds payable exclude an unamortized discount	$ 580
Debt issuance costs	$ 37,448